Income and mining taxes - Deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (66.8)	$ (69.6)
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(66.8)	(69.6)	$ (53.5)
Canada
DEFERRED TAX ASSETS
Deferred tax assets	285.6	328.4
DEFERRED TAX LIABILITIES
Deferred tax liabilities	(66.8)	(69.6)
Unrecognized deferred tax asset	285.6	328.4
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(66.8)	(69.6)
Canada | Capital losses
DEFERRED TAX ASSETS
Deferred tax assets	6.0	7.0
Canada | Property, plant and equipment and Mining interests
DEFERRED TAX ASSETS
Deferred tax assets	45.5	52.9
Canada | Tax credits
DEFERRED TAX ASSETS
Deferred tax assets	62.7	66.5
Canada | Ontario Mining Tax
DEFERRED TAX ASSETS
Deferred tax assets	43.5	53.2
Canada | Other
DEFERRED TAX ASSETS
Deferred tax assets	127.9	148.8
Canada | British Columbia Mining Tax
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (66.8)	$ (69.6)